Significant Accounting Policies - Net Loss Per Share (Details) - shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total	13,510,415	15,251,922	128,547
Shares issuable upon conversion of Series A-1 convertible preferred shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total	13,510,415		125,000
Shares issuable upon exercise of options to purchase Ordinary Shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total		1,941,933	3,547